Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Expenses
Exploration	$ 41	$ 95	$ 137	$ 273
General and administrative	311	258	996	1,632
Restructuring costs	0	14	0	210
Depreciation	6	7	17	14
Other	0	0	(13)	(52)
Operating loss	358	374	1,137	2,077
Unrealized loss on held-for-trading investments	3	0	72	0
Foreign exchange (gain) loss	(72)	(349)	142	(406)
Interest income	(29)	(23)	(81)	(92)
Interest expense	76	72	227	214
Loss from equity investee	35	55	109	157
Gain on sale of asset	0	0	(361)	0
Operating loss before income taxes	371	129	1,245	1,950
Income tax recovery	0	0	0	(72)
Net loss from continuing operations	371	129	1,245	1,878
Net loss from discontinued operations	0	0	0	176
Net loss	371	129	1,245	2,054
Foreign currency translation adjustment	417	893	(796)	2,505
Net loss and comprehensive loss	$ 788	$ 1,022	$ 449	$ 4,559
Net loss per common share
Basic and fully diluted – continuing operations	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Basic and fully diluted – discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding
Basic and fully diluted (000's)	174,397	173,220	174,257	171,816
Total shares issued and outstanding (000's)	174,479	173,573	174,479	173,573